SUBSEQUENT EVENTS (Detail Textuals) (Prudential Mutual Holding Company, USD $)	Mar. 31, 2013	Jun. 13, 2013 SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Percentage owned of the company's outstanding common stock	74.60%	74.60%
Stock offering expenses incurred and deferred		$ 32,300